Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Commitments and contingencies

(19) Commitments and contingencies

- Lease obligations-

The future minimum lease payments under non-cancellable lease agreements but not yet commenced, are as follows:

	Dec 31	Dec 31
	2025	2024
	in k€	in k€
Less than one year	—	2,086
Between one and five years	—	14,304
More than five years	—	37,250
Total	—	53,640

In addition, the Group maintains leases which were not recognized in accordance with the exemptions in IFRS 16. These amounts are not material and therefore not presented here.

-Other Commitments and Contingencies-

The future minimum payments associated with miscellaneous commitments total approximately € 112,278k at December 31, 2025 (December 31, 2024: € 89,284k), of which € 8,053k (December 31, 2024: € 20,743k) relate to asset purchase commitments. The remaining amount of € 104,225k (December 31, 2024: € 68,541k) is related to long-term commitments in connection with facility expenses as well as contracted, non-milestone based capital calls in relation with the Group´s investments in associates and long-term investments.

In addition, as of December 31, 2025, contingent liabilities in relation with milestone-based commitments in connection with the Group´s long-term investments amounted to € 0k (December 31, 2024: € 6,604k).

The Group is not aware of any material actual or threatened litigation as of December 31, 2025.